S000083382 [Member] Expense Example - Cantor Fitzgerald Government Money Market Fund	Apr. 30, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	844
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	166
Expense Example, with Redemption, 10 Years	$ 392